Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2026 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current CEO (1) ($)	Compensation Actually Paid to Current CEO (2) ($)	Summary Compensation Table Total for Former CEO (3) ($)	Compensation Actually Paid to Former CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (4) ($)	Average Compensation Actually Paid to Non-CEO NEOs (5) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (millions) ($)	Diluted Earnings Per Share-Incentive (6) ($)
2026	5,195,987	6,222,594	8,871,239	13,824,282	2,299,683	2,331,053	154	145	454	4.04
2025	—	—	8,297,471	6,430,325	1,990,816	1,431,103	116	127	367	3.68
2024	—	—	7,841,468	11,204,799	2,059,341	2,682,609	118	123	414	3.42
2023	—	—	7,181,607	10,273,145	1,815,331	2,264,810	98	108	359	3.07
2022	—	—	7,043,946	5,169,566	1,828,256	1,465,182	83	86	333	2.70

Company Selected Measure Name	Company Diluted EPS
Named Executive Officers, Footnote	The dollar amount reported in this column is the amount of total compensation reported for Mr. Lewis, our President and Chief Executive Officer in the "Total" column of the Summary Compensation Table ("SCT"). Mr. Lewis began serving as President and Chief Executive Officer on March 2, 2026.
The non-CEO NEOs included in average compensation are named below by fiscal year.

2026	2025	2024	2023	2022
Bradley J. Pogalz	Bradley J. Pogalz	Scott J. Robinson	Scott J. Robinson	Scott J. Robinson
Bart Driesen	Richard B. Lewis	Richard B. Lewis	Thomas R. Scalf	Thomas R. Scalf
Guillermo Briseño	Thomas R. Scalf	Thomas R. Scalf	Richard B. Lewis	Jeffrey E. Spethmann
Amy C. Becker	Amy C. Becker	Amy C. Becker	Amy C. Becker	Richard B. Lewis
Andrew C. Dahlgren	Scott J. Robinson		Wim Vermeersch

PEO Total Compensation Amount		$ 8,297,471	$ 7,841,468	$ 7,181,607	$ 7,043,946
PEO Actually Paid Compensation Amount		6,430,325	11,204,799	10,273,145	5,169,566
Adjustment To PEO Compensation, Footnote

	2026
Adjustments to Determine Compensation Actually Paid for CEOs	Current CEO ($)	Former CEO ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,568,900)	(3,201,120)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(1,570,013)	(3,200,340)
Increase for Fair Value at end of Current Fiscal Year of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	3,521,063	7,639,956
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	398,761	2,313,498
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	245,848	1,469,980
Deduction for Change in the Actuarial Present Values*	(152)	(68,931)
Total	1,026,607	4,953,043
* The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Non-PEO NEO Average Total Compensation Amount	$ 2,299,683	1,990,816	2,059,341	1,815,331	1,828,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,331,053	1,431,103	2,682,609	2,264,810	1,465,182
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding our current and former CEO) for 2026, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Lewis and Mr. Carpenter) for fiscal 2026 to determine the average Compensation Actually Paid, using the same methodology described above in footnote 2. For purposes of awards that provide for continued vesting upon a non-CEO NEO’s retirement, the awards are not treated as vested until the award's scheduled vesting date.
For 2026, average compensation actually paid for the year for Non-CEO NEOs was impacted by a modification of unvested stock options for Mr. Dahlgren that provided for continued vesting after termination of employment, resulting in incremental fair value recognized under ASC 718, which is reflected in the change in fair value in the table below.

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2026 ($)
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(374,285)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	(662,842)
Deduction for Fair Value of Stock Awards Granted in Fiscal Prior Years that Failed to Vest	(187,477)
Increase for Fair Value at end of Current Fiscal Year of Equity Awards Granted During Current Fiscal Year that Remain Unvested as of Fiscal Year End	835,982
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Current Fiscal Year End of Equity Awards Granted Prior to Current Fiscal Year that Were Unvested as of Fiscal Year End	277,934
Increase/Deduction for Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted Prior to Current Fiscal Year that Vested During Current Fiscal Year	152,882
Deduction for Change in the Actuarial Present Values*	(29,003)
Add Pension Service Cost in the Fiscal Year	18,179
Total	31,370

Compensation Actually Paid vs. Total Shareholder Return
The following chart provides a graphical representation of the Company's five-year cumulative TSR versus our industry peer group, the S&P Industrial Machinery Index, and of CAP to our Current CEO, Former CEO and other NEOs versus the Company's five-year cumulative TSR.

Compensation Actually Paid vs. Company Selected Measure
The following charts provide a graphical representation of the relationships between CAP and the Company's selected measure, Company Diluted EPS - Incentive, and between net income and CAP. Net income is not a performance metric we use when setting executive compensation but is included in these disclosures, as required.

Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the Company's five-year cumulative TSR versus our industry peer group, the S&P Industrial Machinery Index, and of CAP to our Current CEO, Former CEO and other NEOs versus the Company's five-year cumulative TSR.

Tabular List, Table

Diluted Earnings Per Share - Incentive
Net Sales
Return on Investment
Net Operating Profit

Total Shareholder Return Amount	$ 154	116	118	98	83
Peer Group Total Shareholder Return Amount	145	127	123	108	86
Net Income (Loss)	$ 454,000,000	$ 367,000,000	$ 414,000,000	$ 359,000,000	$ 333,000,000
Company Selected Measure Amount | $ / shares	4.04	3.68	3.42	3.07	2.70
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding our current and former CEO) in the “Total” column of the SCT in each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share - Incentive
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Investment
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Profit
Richard B. Lewis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,195,987
PEO Actually Paid Compensation Amount	6,222,594
Tod E. Carpenter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,871,239
PEO Actually Paid Compensation Amount	13,824,282
PEO | Richard B. Lewis [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,026,607
PEO | Richard B. Lewis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,521,063
PEO | Richard B. Lewis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,761
PEO | Richard B. Lewis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,848
PEO | Richard B. Lewis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152)
PEO | Richard B. Lewis [Member] | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,568,900)
PEO | Richard B. Lewis [Member] | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,570,013)
PEO | Tod E. Carpenter [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,953,043
PEO | Tod E. Carpenter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,639,956
PEO | Tod E. Carpenter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,313,498
PEO | Tod E. Carpenter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,980
PEO | Tod E. Carpenter [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,931)
PEO | Tod E. Carpenter [Member] | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,201,120)
PEO | Tod E. Carpenter [Member] | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,200,340)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,370
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,477)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,934
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,882
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	835,982
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,003)
Non-PEO NEO | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,285)
Non-PEO NEO | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662,842)
Non-PEO NEO | Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,179